Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, authorized	100,000,000	100,000,000
Ordinary Shares, issued	24,871,433	24,871,433
Ordinary Shares, outstanding	24,871,433	24,871,433
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Shares, authorized	500,000,000	500,000,000
Ordinary Shares, issued	16,766,549	17,247,383
Ordinary Shares, outstanding	16,766,549	17,247,383